CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of units (in shares)	15,571,429
Issuance of warrants	628,751
Common stock dividends declared (in dollars per share) | $ / shares	$ 10
Common stock dividends declared and paid (in dollars per share) | $ / shares	$ 2
Class A Warrants [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants	2,430,000
Exercise of warrants	4,156,000
Pre-Funded Warrants [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants	2,500,000
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock (in shares)	6,407